CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash Flow from operating activities
Loss for the period	€ (1,582)	€ (2,431)
Depreciation and amortization	841	684
Foreign currency exchange differences on loans to subsidiaries	(61)	1
Equity-settled share-based payment	129
Impairment losses on trade receivables	10	60
Change in investment in joint venture	3
Change in fair value of the Performance Participation Interest	189
Change in fair value of derivative equity forward	(941)
Change in inventory allowance	(226)	(60)
Deferred income taxes	6
Change in working capital	1,444	144
Trade and other receivables, inventories and current assets	(1,035)	(726)
Trade payables	(260)	322
Other liabilities, contract liabilities, provisions and deferred income	2,739	548
Total	(188)	(1,602)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(234)	(687)
Proceeds from disposal of financial assets	2,526	922
Payments to acquire financial assets	(6,170)
Total	(3,878)	235
Cash Flow from financing activities
Repayment of bank overdrafts and lines of credit	(58)	(39)
Repayment of sale and leaseback obligation	(118)	(100)
Repayment of finance lease obligation	(12)	(10)
Repayment of long-term debt	(197)
Proceeds from long-term debt issuance	40	594
Total	(345)	445
Net increase (decrease) in cash and cash equivalents	(4,411)	(922)
Cash and cash equivalents at beginning of period	7,569	7,849
Changes to cash and cash equivalents due to foreign exchanges rates	(18)	14
Cash and cash equivalents at end of period	3,140	6,941
Supplemental Cash Flow Information
Interest paid	47	47
Interest received	€ 1	€ 2